Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 98,250	$ 79,259
Trade accounts receivable, net	3,298	2,102
Other receivables	943	2,691
Inventories	1,729	1,181
Prepaid expenses and accrued income	521	616
Total current assets	104,741	85,849
Long term assets
Restricted cash	15,000	15,000
Vessels, net	262,747	273,826
Newbuildings	26,706	0
Vessel held for sale	0	21,523
Deferred charges	664	1,222
Total assets	409,858	397,420
Current liabilities
Current portion of long-term debt	0	4,700
Trade accounts payable	1,430	1,277
Accrued expenses	2,364	2,501
Deferred charter revenue	3,623	3,020
Total current liabilities	7,417	11,498
Long-term liabilities
Long-term debt	95,000	106,978
Deferred charter revenue	0	1,250
Total liabilities	102,417	119,726
Commitments and contingencies	0	0
Equity
Share capital (30,472,061 shares outstanding, par value $0.01, 2012: 24,437,000)	305	244
Additional paid in capital	183,535	131,766
Contributed capital surplus	131,520	149,700
Retained deficit	(7,919)	(4,016)
Total equity	307,441	277,694
Total liabilities and equity	$ 409,858	$ 397,420